Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31, 2021	June 30, 2021
Software	$18,730	$18,485
Senior care service App	47,054	46,439
Less: accumulated amortization	(34,917)	(28,893)
Intangible assets, net	$30,867	$36,031

Schedule of estimated future amortization expense
Years ending December 31,	Amortization expense

2022	$11,194
2023	11,194
2024	8,479
Thereafter	-
$30,867